UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


1.      Name and address of Issuer:    The 59 Wall Street Fund, Inc.
                                       21 Milk Street
                                       Boston, MA  02109

2. The name of each series or class of funds for which this Form is being filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

        The 59 Wall Street U.S. Equity Fund
        The 59 Wall Street Inflation-Indexed Securities Fund
        The 59 Wall Street International Equity Fund
        The 59 Wall Street Mid-Cap Fund
	  The 59 Wall Street Broad Market Fixed Income Fund
        The 59 Wall Street Tax-Efficient Equity Fund


3.      Investment Company Act File Number: 811-06139
        Securities Act File Number:          33-48605

4(a).   Last day of fiscal year for which this notice is filed:October 31, 2001

4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

        Note: If Form is being filed late, interest must be paid on the registration fee due.

4(c). [] Check the box if this is the last time the issuer will be filing this Form.

5.      Calculation of registration fee:

        (i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):

            The 59 Wall Street U.S. Equity Fund                    $ 5,474,248
            The 59 Wall Street Inflation-Indexed Securities Fund   $75,136,469
            The 59 Wall Street International Equity Fund           $101,954,751
		The 59 Wall Street Broad Market Fixed Income Fund	 $59,584,731
            The 59 Wall Street Tax-Efficient Equity Fund           $20,696,777

        (ii) Aggregate price of securities redeemed or repurchased during the fiscal year:


            The 59 Wall Street U.S. Equity Fund                    -$ 6,557,524
            The 59 Wall Street Inflation-Indexed Securities Fund   -$14,084,978
            The 59 Wall Street International Equity Fund           -$61,021,396
      	The 59 Wall Street Broad Market Fixed Income Fund      -$ 3,850,582
		The 59 Wall Street Tax-Efficient Equity Fund   	       -$14,512,859

        (iii)Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fee payable to the Commission:

            The 59 Wall Street U.S. Equity Fund                    -$         0
            The 59 Wall Street Inflation-Indexed Securities Fund   -$         0
            The 59 Wall Street International Equity Fund           -$         0
		The 59 Wall Street Broad Market Fixed Income Fund 	 -$         0
The 59 Wall Street Tax-Efficient Equity Fund           -$         0

        (iv) Total available redemption credits
             [add Items 5(ii) and 5(iii)]:

            The 59 Wall Street U.S. Equity Fund                    -$ 6,557,524
            The 59 Wall Street Inflation-Indexed Securities Fund   -$14,084,978
            The 59 Wall Street International Equity Fund           -$61,021,396
		The 59 Wall Street Broad Market Fixed Income Fund      -$ 3,850,582
            The 59 Wall Street Tax-Efficient Equity Fund           -$14,512,859

        (v)  Net sales - if Item 5(i) is greater
             than Item 5(iv)[subtract Item 5(iv)

             from Item 5(i)]:                                       $162,819,637

        (vi) Redemption credits available for use
             in future years - if Item 5(i) is less
             than Item 5(iv)[subtract Item
             5(iv) from Item 5(i):                                 $          0


        (vii)Multiplier for determining registration fee
             (See Instruction C.9)                                  x .000092

       (viii)Registration fee due [multiply Item 5(v) by Item
             5 (vii) (enter "0" if no fee is due):                 = $14,979.41

6.      Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units deducted here: _____ . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: _____.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                                           0.00

8. Total of the amount of the registration fee due plus any interest due [line 5(vii) plus line 7]:

                                                                    =$14,979.41

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

     January 29, 2002

     Method of Delivery:

          [x]   Wire Transfer
          [ ]   Mail or other means

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)* /S/ Christine Dorsey
                         Christine Dorsey
                         Assistant Secretary

Date January 29, 2002

  *Please print the name and title of the signing officer below the signature.